COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Premises [Member]
Lease Type [Line Items]
Schedule of Minimum Lease Commitments
$ in thousands
Year ending December 31:
2013	81
2014	46

127

Vehicles [Member]
Lease Type [Line Items]
Schedule of Minimum Lease Commitments
$ in thousands

2013	76
2014	23
2015	8
107